Taxes (Details) - Schedule of significant components of the benefit of (provision for) income taxes	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of significant components of the benefit of (provision for) income taxes [Abstract]
Current	¥ (4,644,300)	$ (665,734)	¥ (9,618,606)	¥ (1,994,837)
Current (in Dollars)	(4,644,300)	(665,734)	(9,618,606)	(1,994,837)
Deferred	1,515,220	217,198	1,543,010	1,466,826
Deferred (in Dollars)	1,515,220	217,198	1,543,010	1,466,826
Provision for income taxes	(3,129,080)	(448,536)	(8,075,596)	(528,011)
Provision for income taxes (in Dollars)	¥ (3,129,080)	$ (448,536)	¥ (8,075,596)	¥ (528,011)